December 14, 2006

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC. Supplement to Statement of Additional Information

The Fund’s shareholders elected six new Board members of the Fund. Each Board member’s term commenced on November 7, 2006.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

William Hodding Carter III (71)	Professor of Leadership &	The Century Foundation, Emeritus Director
Board Member	Public Policy, University of	The Enterprise Corporation of the Delta,
(2006)	North Carolina, Chapel Hill	Director
(January 1, 2006 – present)
President and Chief Executive
Officer of the John S. and
James L. Knight Foundation
(February 1, 1998 – February 1,
2006)

Ehud Houminer (66)	Executive-in-Residence at the	Avnet Inc., an electronics distributor, Director
Board Member	Columbia Business School,	International Advisory Board to the MBA
(2006)	Columbia University	Program School of Management, Ben
Gurion University, Chairman
Explore Charter School, Brooklyn, NY,
Trustee

Richard C. Leone (66)	President of The Century	The American Prospect, Director
Board Member	Foundation (formerly, The	Center for American Progress, Director
(2006)	Twentieth Century Fund, Inc.),
a tax exempt research
foundation engaged in the
study of economic, foreign
policy and domestic issues

Hans C. Mautner (68)	President – International	Capital and Regional PLC, a British co-
Board Member	Division and an Advisory	investing real estate asset manager, Director
(2006)	Director of Simon Property	Member – Board of Managers of Mezzacappa
	Group, a real estate investment	Long/Short Fund LLC
	company (1998-present)	Mezzacappa Partners LLC
Director and Vice Chairman of
Simon Property Group (1998-
2003)
Chairman and Chief Executive
Officer of Simon Global
Limited (1999-present)

Robin A. Melvin (43)	Director, Boisi Family	None
Board Member	foundation, a private family
(2006)	foundation that supports
youth-serving organizations
that promote the self
sufficiency of youth from
disadvantaged circumstances

John E. Zuccotti (69)	Chairman of Brookfield	Emigrant Savings Bank, Director
Board Member	Financial Properties, Inc.	Wellpoint, Inc., Director
(2006)	Senior Counsel of Weil, Gotshal	Visiting Nurse Service of New York, Director
	& Manges, LLP	Columbia University, Trustee
	Chairman of the Real Estate	Doris Duke Charitable Foundation, Trustee
Board of New York